UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06495
                                                    ----------------------------

       FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------------

                   Date of fiscal year end: NOVEMBER 30, 2005
                                           -------------------------------------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------

PREFERRED SECURITIES -- 92.6%
               BANKING -- 20.5%
------------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
        1,165    6.46% Pfd., 144A**** .........................................................    $      1,203,870*
        4,200    6.59% Pfd., 144A**** .........................................................           4,375,056*
$     150,000  BT Capital Trust B, 7.90% 01/15/27, Capital Security ...........................             163,387(1)
$     660,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ................             721,179(1)
$     250,000  Chase Capital I, 7.67% 12/01/26 Capital Security ...............................             271,486
               Citigroup, Inc.:
       72,435    5.864% Pfd., Series M ........................................................           3,732,576*
        7,700    6.213% Pfd., Series G ........................................................             402,363*
       46,000    6.231% Pfd., Series H ........................................................           2,422,360*
       31,850    6.365% Pfd., Series F ........................................................           1,690,916*
               Cobank, ACB:
       45,000    7.00% Pfd., 144A**** .........................................................           2,500,875*
       75,000    Adj. Rate Pfd., 144A**** .....................................................           4,227,750*
$     500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B .             584,522
$   2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ...........           2,498,344(1)
$     719,000  First Union Institutional Capital I, 8.04% 12/01/26 Capital Security ...........             788,973
$   1,885,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ..........           2,055,998
$   4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................           4,915,827
$   2,500,000  HBOS Capital Funding LP, 6.85% Pfd. ............................................           2,638,612(1)
        6,900  HSBC USA, Inc., $2.8575 Pfd. ...................................................             352,970*
       36,500  J.P. Morgan Chase & Co., 6.625% Pfd., Series H .................................           1,882,305*
$   1,350,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security ...............           1,485,500
$   1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ....................           1,668,945
$   1,700,000  RBS Capital Trust B, 6.80% Pfd. ................................................           1,784,176**(1)
           10  Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** .......................           1,079,875
$   1,200,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ...........           1,325,124
-------------------------------------------------------------------------------------------------------------------
                                                                                                         44,772,989
                                                                                                   ----------------
               FINANCIAL SERVICES -- 15.5%
------------------------------------------------------------------------------------------------------------------------
               The Bear Stearns Companies, Inc.:
       63,750    5.49% Pfd., Series G .........................................................           3,203,756*
       78,823    5.72% Pfd., Series F .........................................................           4,112,590*
      120,000  Fannie Mae, Adj. Rate Pfd. .....................................................           6,756,000*
               Freddie Mac:
        6,975    5.00% Pfd., Series F .........................................................             308,121*
       25,500    5.10% Pfd., Series H .........................................................           1,149,030*
       42,650    5.30% Pfd. ...................................................................           1,997,086*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
               Lehman Brothers Holdings, Inc.:
       10,150    5.67% Pfd., Series D .........................................................    $        519,274*
      159,505    5.94% Pfd., Series C .........................................................           8,184,202*
       44,000    6.50% Pfd., Series F .........................................................           1,177,220*
      110,900  SLM Corporation, 6.97% Pfd., Series A ..........................................           6,293,575*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,700,854
                                                                                                   ----------------
               INSURANCE -- 9.0%
----------------------------------------------------------------------------------------------------------------------
$   2,000,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ..........................           2,290,780
       15,850  Everest Re Capital Trust II, 6.20% Pfd. Series B ...............................             389,117(1)
$   4,395,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ................           4,961,779
           18  Premium Assets, Series A, Zurich RegCaPS Variable Inverse Pfd., Pvt. ...........           2,049,027*
$   5,734,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................           5,530,586
               Zurich RegCaPS Funding Trust:
        1,750    6.01% Pfd., 144A**** .........................................................           1,774,334*
        2,600    6.58% Pfd., 144A**** .........................................................           2,746,549*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         19,742,172
                                                                                                   ----------------
               UTILITIES -- 39.8%
----------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
        4,980    4.60% Pfd. ...................................................................             471,631*
        6,485    4.72% Pfd. ...................................................................             630,180*
          868    4.92% Pfd. ...................................................................              85,337*
      120,900    5.20% Pfd. ...................................................................           3,030,963*
      225,000    5.30% Pfd. ...................................................................           5,748,750*
        6,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................             626,430*
        1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt. ..........             138,258*
       10,000  Central Illinois Light Company, 4.64% Pfd. .....................................             938,050*
        8,160  Central Illinois Public Service Corporation, 4.90% Pfd. ........................             784,625*
        3,798  Central Maine Power Company, 4.75% Pfd. ........................................             345,656*
       16,679  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd. Pvt. .......           1,734,533*
               Connecticut Light & Power Company:
        2,050    4.50% Pfd., Series 1956 ......................................................              84,901*
        2,900    $2.20 Pfd., Series 1949 ......................................................             117,435*
        9,652    $3.24 Pfd. ...................................................................             506,585*
        2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C ..................             187,030*
        7,500  Dayton Power and Light Company, 3.90% Pfd., Series C ...........................             552,262*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Duke Energy Corporation:
        8,004    4.50% Pfd., Series C, Pvt. ...................................................    $        703,872*
       34,943    7.85% Pfd., Series S .........................................................           3,622,017*
               Duquesne Light Company:
       15,030    3.75% Pfd. ...................................................................             508,916*
       25,775    6.50% Pfd. ...................................................................           1,407,444*
        5,000  Energy East Capital Trust I, 8.25% Pfd. ........................................             131,975
               Entergy Arkansas, Inc.:
        2,840    4.56% Pfd. ...................................................................             237,907*
        3,050    4.56% Pfd., Series 1965 ......................................................             255,498*
        1,050    6.08% Pfd. ...................................................................             109,258*
       13,500    7.40% Pfd. ...................................................................           1,404,607*
        5,880    7.80% Pfd. ...................................................................             615,019*
        2,265    7.88% Pfd. ...................................................................             236,387*
       23,914    $1.96 Pfd. ...................................................................             598,448*
        2,441  Entergy Gulf States, Inc., 7.56% Pfd. ..........................................             248,543*
               Entergy Louisiana, Inc.:
          299    5.16% Pfd. ...................................................................              26,795*
          705    6.44% Pfd. ...................................................................              69,901*
        4,174    7.36% Pfd. ...................................................................             434,388*
      175,000    8.00% Pfd., Series 92 ........................................................           4,414,375*
               Entergy Mississippi, Inc.:
        3,791    4.36% Pfd. ...................................................................             287,073*
        5,000    4.92% Pfd. ...................................................................             427,250*
        8,500    7.44% Pfd. ...................................................................             880,855*
       10,900  Enterprise Capital Trust I, 7.44% Pfd., Series A ...............................             277,132
               Florida Power Company:
       10,000    4.58% Pfd. ...................................................................             905,400*
        2,000    4.75% Pfd. ...................................................................             186,860*
               Great Plains Energy, Inc.:
        1,625    4.20% Pfd. ...................................................................             123,313*
        2,000    4.35% Pfd. ...................................................................             157,190*
               Hawaiian Electric Company, Inc.:
        1,411    5.00% Pfd., Series D .........................................................              27,063*
        6,688    5.00% Pfd., Series E .........................................................             128,276*
$   3,750,000  Houston Light & Power, Capital Trust II, 8.257% 02/01/37 Capital Security ......           4,114,519
       30,500  Indianapolis Power & Light Company, 5.65% Pfd. .................................           2,904,057*
      340,000  Interstate Power & Light Company, 8.375% Pfd., Series B ........................          11,478,400*
        2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949 .........................             222,115*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
       12,265  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ............      $        623,062*
               Ohio Power Company:
        3,018    4.20% Pfd. .................................................................               251,324*
        1,251    4.40% Pfd. .................................................................               109,137*
               Pacific Enterprises:
       13,680    $4.36 Pfd. .................................................................             1,191,049*
       24,985    $4.50 Pfd. .................................................................             2,245,152*
       15,730    $4.75 Pfd., Series 53 ......................................................             1,491,991*
               PacifiCorp:
        5,672    $4.56 Pfd. .................................................................               509,374*
        6,458    $4.72 Pfd. .................................................................               600,303*
       12,250    $7.48 Sinking Fund Pfd. ....................................................             1,311,485*
               PECO Energy Company:
        1,100    $4.30 Pfd., Series B .......................................................                92,521*
        5,000    $4.40 Pfd., Series C .......................................................               406,850*
       17,537  Portland General Electric, 7.75% Sinking Fund Pfd. ...........................             1,776,937*
       14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E ..................             1,373,469*
               San Diego Gas & Electric Company:
       55,210    $1.70 Pfd ..................................................................             1,438,773*
       30,000    $1.7625 Sinking Fund Pfd. ..................................................               774,150*
       85,000  Savannah Electric & Gas Company, 6.00% Pfd. ..................................             2,209,150*
               South Carolina Electric & Gas Company:
       14,226    5.125% Purchase Fund Pfd., Pvt. ............................................               732,070*
        7,774    6.00% Purchase Fund Pfd., Pvt. .............................................               396,241*
       57,646  Southern California Edison, 4.08% Pfd. .......................................             1,123,232*
       60,000  Southern Union Company, 7.55% Pfd. ...........................................             1,658,100*
$     750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security .....................               825,244
       10,000  TXU US Holdings Company, $4.00 Pfd., Series TES ..............................               745,750*
        5,600  Union Electric Company, 4.56% Pfd. ...........................................               518,112*
               Virginia Electric & Power Company:
        1,665    $4.04 Pfd. .................................................................               137,213*
        2,270    $4.20 Pfd. .................................................................               194,482*
        1,673    $4.80 Pfd. .................................................................               163,812*
        2,878    $6.98 Pfd. .................................................................               296,765*
       12,500    $7.05 Pfd. .................................................................             1,289,500*
        2,262  Washington Gas & Light Company, $4.25 Pfd. ...................................               199,373*
       12,863  Wisconsin Power & Light, 6.20% Pfd. ..........................................             1,320,194*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
               Xcel Energy, Inc.:
       15,000    $4.08 Pfd., Series B ........................................................     $      1,158,000*
       20,040    $4.10 Pfd., Series C ........................................................            1,554,703*
       35,510    $4.11 Pfd., Series D ........................................................            2,761,435*
       17,750    $4.16 Pfd., Series E ........................................................            1,397,191*
       10,000    $4.56 Pfd., Series G ........................................................              862,850*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         86,866,473
                                                                                                   ----------------
               OIL AND GAS -- 5.0%
----------------------------------------------------------------------------------------------------------------------
       17,200  Anadarko Petroleum Corporation, 5.46% Pfd. ....................................            1,764,720*
        6,650  Apache Corporation, 5.68% Pfd., Series B ......................................              693,927*
        8,000  Devon Energy Corporation, 6.49% Pfd., Series A ................................              847,360*
        6,125  EOG Resources, Inc., 7.195% Pfd., Series B ....................................            6,536,355*
       10,000  Lasmo America Limited, 8.15% Pfd., 144A**** ...................................            1,104,650*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,947,012
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 1.0%
----------------------------------------------------------------------------------------------------------------------
       40,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ........................            1,067,800
       40,000  Regency Centers Corporation, 7.25% Pfd., REIT .................................            1,041,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,109,200
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.8%
----------------------------------------------------------------------------------------------------------------------
       13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B .....................            1,269,220*
       36,200  Farmland Industries, Inc., 8.00% Pfd., 144A**** ...............................               18,100*+
       30,500  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...........................            2,565,203*
       26,000  Touch America Holdings, $6.875 Pfd. ...........................................                  --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,852,523
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $182,871,835) .........................................................          201,991,223
                                                                                                   ----------------
CORPORATE DEBT SECURITY -- 1.1%
               OIL AND GAS -- 1.1%
----------------------------------------------------------------------------------------------------------------------
       85,900  Nexen, Inc., 7.35% Subordinated Notes .........................................            2,313,287(1)
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITY
                 (Cost $2,245,426) ...........................................................            2,313,287
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

COMMON STOCKS AND CONVERTIBLE SECURITIES -- 4.4%
               BANKING -- 0.4%
---------------------------------------------------------------------------------------------------------------------
       50,000  New York Community Bancorp, Inc. .............................................      $        913,750*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            913,750
                                                                                                   ----------------
               INSURANCE -- 0.4%
---------------------------------------------------------------------------------------------------------------------
       25,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 .............               857,875
-------------------------------------------------------------------------------------------------------------------
                                                                                                            857,875
                                                                                                   ----------------
               UTILITIES -- 3.6%
---------------------------------------------------------------------------------------------------------------------
       97,500  Duke Energy Corporation ......................................................             2,634,937*
       64,496  FPL Group, Inc. ..............................................................             5,125,820*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,760,757
                                                                                                   ----------------
               TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                 (Cost $8,373,345) ..........................................................             9,532,382
                                                                                                   ----------------
OPTION CONTRACTS -- 1.0%
        1,275  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 .......             2,139,360+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,580,670) ..........................................................             2,139,360
                                                                                                   ----------------
MONEY MARKET FUND -- 0.6%
    1,342,237  BlackRock Provident Institutional, TempFund ..................................             1,342,237
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,342,237) ..........................................................             1,342,237
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                      ---------
 TOTAL INVESTMENTS (Cost $196,413,513***) ......................................       99.7%       $    217,318,489
 OTHER ASSETS AND LIABILITIES (NET) ............................................        0.3%                761,459
                                                                                    -------        ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ......................      100.0%++     $    218,079,948
                                                                                    -------        ----------------
 MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ....................             (70,000,000)
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ...............................................        $    148,079,948
                                                                                                   ================

----------
   * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
  **  Securities distributing Qualified Dividend Income only.
 ***  Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
 (1)  Foreign Issuer.
   +  Non-income producing.
  ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

             ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
            --------------------------------------------------------------------

By (Signature and Title)*    /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                           R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                           (principal financial officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.